Subsequent Events	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
22.	Subsequent Events

1.	On December 9, 2020, the Company announced that it closed the sale of its non-pharmaceutical THC-related assets held within Lexaria Canpharm ULC to Hill Street Beverage Company Inc. Lexaria received C$350,000 in cash, 6,031,363 restricted common shares of Hill Street at a deemed price of C$0.0829 per share, a C$2,000,000 promissory note bearing interest at the rate of 10% per annum, and a limited license to use the DehydraTECH technology outside of Canada and the US for use with certain products that contain 0.3% or greater THC and which are not classified by a national regulator as drug, pharmaceutical or biopharmaceutical product. Pursuant to the terms of the transaction, Lexaria will receive another C$1,000,000 worth of common shares of Hill Street over a period sixteen months in C$500,000 issuances eight months and sixteen months after the closing date.
2.

On January 11, 2021, at 4:30 p.m. Eastern time, the Company performed a 1:30 reverse stock split with no fractional shares issued. The issued and outstanding balance of shares at that time changed from 90,044,312 to 3,001,476 as per shareholder approval at the annual general meeting of the company held June 23, 2020. Concurrently, the Company began listing its common shares on the NASDAQ exchange under the symbol LEXX.

3.	On January 14, 2021, the Company closed an underwritten public offering for $11,039,994, issuing 2,102,856 units consisting of one common share and one warrant for $5.25. Total fees of $1,410,506 were estimated at time of closing. The warrants issued will trade under the symbol LEXXW.

21.    Subsequent Events

September 22, 2020, Lexaria announced that U.S. Patent No. 10,756,180 was granted that provides patent claims that protect the use of Lexaria's DehydraTECH technology together with cannabinoids, nicotine, nonsteroidal anti-inflammatory drugs, or vitamins in mix and serve beverage formats. The patent is entitled Food and Beverage Compositions Infused With Lipophilic Active Agents and Methods of Use Thereof .